Hartford Healthcare HLS Fund Investment Risks	Dec. 31, 2025
Hartford Healthcare HLS Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.